Basis of measurement - Leases liabilities (Details)	Dec. 31, 2023
Maximum [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16	8.50%
Minimum [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16	7.80%